Accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2016	Dec. 28, 2015
Entity Information [Line Items]
Ownership percentage		100.00%
SGOCO International [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Beijing SGOCO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGOCO Shenzhen [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
BOCA [Member]
Entity Information [Line Items]
Ownership percentage	100.00%